Samson STRONG Nations Currency Fund | Samson STRONG Nations Currency Fund
Samson STRONG Nations Currency Fund
Supplement dated March 4, 2013

to the

Samson STRONG Nations Currency Fund

Prospectus dated August 31, 2012

On February 21, 2013, the Board of Trustees of Trust for Professional Managers (the "Board") approved a Shareholder Servicing Plan on behalf of the Investor Class shares of the Samson STRONG Nations Currency Fund (the "Fund"), and the administration of the Fund's existing Investor Class shareholder servicing fee (the “Shareholder Servicing Fee”) of 0.10% under the Shareholder Servicing Plan.  The Shareholder Servicing Fee was previously administered under the Fund's Distribution and Shareholder Servicing (Rule 12b-1) Plan.  The Board also approved an amendment to the Distribution and Shareholder Servicing (Rule 12b-1) Plan to remove the Shareholder Servicing Fee from that Plan, thereby reducing the Distribution (Rule 12b-1) fee from 0.35% to 0.25% for Investor Class shares.

The following disclosures in the Prospectus are hereby revised to reflect the administration of the Shareholder Servicing Fee under the Shareholder Servicing Plan:

Page 1 – “Summary Section - Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Samson STRONG Nations Currency Fund		Samson STRONG Nations Currency Fund - Institutional Class	Samson STRONG Nations Currency Fund - Investor Class
Management Fees		0.70%	0.70%
Distribution (12b-1) Fee		none	0.25%
Shareholder Servicing Fee		none	0.10%
Other Expenses	[1]	0.59%	0.59%
Total Annual Fund Operating Expenses		1.29%	1.64%
Less: Fee Waiver and/or Expense Reimbursement		(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.35%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Samson Capital Advisors LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.00% and 1.35% of the Fund's average annual net assets for Institutional Class shares and Investor Class shares, respectively, through at least August 22, 2015. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.